George Putnam Balanced Fund
The fund's portfolio
4/30/23 (Unaudited)

COMMON STOCKS (62.6%)(a)
	Shares	Value
Basic materials (2.2%)
Agnico-Eagle Mines, Ltd. (Canada)	74,170	$4,207,629
Avery Dennison Corp.	14,053	2,451,967
Corteva, Inc.	82,473	5,040,750
CRH PLC ADR (Ireland)(S)	72,355	3,509,218
DuPont de Nemours, Inc.	97,606	6,805,090
Eastman Chemical Co.	33,890	2,855,910
Glencore PLC (United Kingdom)	235,011	1,386,703
Linde PLC	2,204	814,268
PPG Industries, Inc.	24,985	3,504,396
Sherwin-Williams Co. (The)	20,624	4,899,025

		35,474,956
Capital goods (3.5%)
Berry Global Group, Inc.	32,696	1,890,156
Boeing Co. (The)(NON)	2,134	441,269
Deere & Co.	6,829	2,581,499
Emerson Electric Co.	35,318	2,940,577
Honeywell International, Inc.	40,011	7,995,798
Howmet Aerospace, Inc.	51,481	2,280,093
Ingersoll Rand, Inc.	75,940	4,330,099
Johnson Controls International PLC	128,372	7,681,780
Northrop Grumman Corp.	16,463	7,593,888
Otis Worldwide Corp.	110,159	9,396,563
Raytheon Technologies Corp.	84,545	8,446,046

		55,577,768
Communication services (1.3%)
American Tower Corp.(R)	21,723	4,439,964
Charter Communications, Inc. Class A(NON)	9,364	3,452,507
T-Mobile US, Inc.(NON)	92,682	13,336,940

		21,229,411
Computers (3.5%)
Apple, Inc.	309,034	52,436,889
CDW Corp./DE	30,916	5,243,044

		57,679,933
Conglomerates (0.1%)
General Electric Co.	19,793	1,958,913

		1,958,913
Consumer cyclicals (10.1%)
4Front Ventures Corp.(NON)	4,194,781	695,495
Amazon.com, Inc.(NON)	291,642	30,753,649
Aramark	59,140	2,052,158
BJ's Wholesale Club Holdings, Inc.(NON)	14,360	1,096,673
Booking Holdings, Inc.(NON)	3,643	9,786,227
CarMax, Inc.(NON)(S)	36,956	2,588,029
General Motors Co.	44,661	1,475,599
Hertz Global Holdings, Inc.(NON)	134,595	2,245,045
Hilton Worldwide Holdings, Inc.	35,991	5,183,424
Home Depot, Inc. (The)	64,148	19,279,040
Levi Strauss & Co. Class A	68,924	996,641
Lululemon Athletica, Inc. (Canada)(NON)	4,869	1,849,879
Mastercard, Inc. Class A	61,245	23,274,937
Nike, Inc. Class B	44,894	5,688,968
O'Reilly Automotive, Inc.(NON)	4,987	4,574,625
Penn Entertainment, Inc.(NON)	56,986	1,697,613
PulteGroup, Inc.	153,305	10,294,431
S&P Global, Inc.	17,939	6,504,323
Target Corp.	37,279	5,880,762
Tesla, Inc.(NON)	70,638	11,606,530
TJX Cos., Inc. (The)	27,196	2,143,589
United Rentals, Inc.	14,620	5,279,428
Walmart, Inc.	77,822	11,748,787
Warby Parker, Inc. Class A(NON)(S)	31,530	332,011

		167,027,863
Consumer staples (4.7%)
Altria Group, Inc.	23,091	1,097,053
Chipotle Mexican Grill, Inc.(NON)	2,789	5,766,592
Coca-Cola Co. (The)	189,274	12,141,927
Constellation Brands, Inc. Class A	4,859	1,114,995
Costco Wholesale Corp.	12,858	6,470,403
McCormick & Co., Inc. (non-voting shares)	29,377	2,580,769
Netflix, Inc.(NON)	20,970	6,918,632
PepsiCo, Inc.	89,932	17,167,119
Procter & Gamble Co. (The)	128,424	20,082,945
Sea, Ltd. ADR (Singapore)(NON)	26,351	2,007,156
Walgreens Boots Alliance, Inc.	43,819	1,544,620

		76,892,211
Electronics (3.6%)
Advanced Micro Devices, Inc.(NON)	115,297	10,304,093
Broadcom, Inc.	22,067	13,824,976
NVIDIA Corp.	70,527	19,570,537
Qualcomm, Inc.	94,918	11,086,422
Vontier Corp.	167,211	4,536,434

		59,322,462
Energy (3.4%)
BP PLC (United Kingdom)	757,189	5,092,365
Cenovus Energy, Inc. (Canada)	610,126	10,240,444
ConocoPhillips	50,342	5,179,688
Diamond Offshore Drilling, Inc.(NON)	374,290	4,300,592
Exxon Mobil Corp.	213,055	25,212,929
Shell PLC (London Exchange) (United Kingdom)	212,155	6,526,905

		56,552,923
Financials (7.0%)
AIA Group, Ltd. (Hong Kong)	462,200	5,043,149
Apollo Global Management, Inc.	148,675	9,424,508
Assured Guaranty, Ltd.	208,999	11,258,776
AXA SA (France)	185,659	6,061,148
Bank of America Corp.	273,266	8,001,228
Capital One Financial Corp.	11,662	1,134,713
Charles Schwab Corp. (The)	156,085	8,153,880
Citigroup, Inc.	296,005	13,932,955
Gaming and Leisure Properties, Inc.(R)	128,710	6,692,920
Goldman Sachs Group, Inc. (The)	44,572	15,307,804
KKR & Co., Inc.	153,778	8,160,998
Prudential PLC (United Kingdom)	521,784	7,993,694
Quilter PLC (United Kingdom)	1,876,788	2,009,016
Visa, Inc. Class A(S)	44,851	10,438,173
Vornado Realty Trust(R)(S)	98,249	1,474,717

		115,087,679
Health care (9.0%)
Abbott Laboratories	29,641	3,274,441
AbbVie, Inc.	38,597	5,832,779
Alkermes PLC(NON)	99,049	2,827,849
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	56,230	3,933,851
Becton Dickinson & Co.	18,820	4,974,314
Bio-Rad Laboratories, Inc. Class A(NON)	8,946	4,032,767
Biogen, Inc.(NON)	11,424	3,475,524
Boston Scientific Corp.(NON)	105,361	5,491,415
Cigna Corp.	39,869	10,098,419
Danaher Corp.	17,534	4,153,980
Dexcom, Inc.(NON)	28,485	3,456,370
Elevance Health, Inc.	3,483	1,632,308
Eli Lilly and Co.	27,662	10,950,279
Humana, Inc.	7,654	4,060,370
IDEXX Laboratories, Inc.(NON)	1,910	940,026
Illumina, Inc.(NON)	2,628	540,212
Innoviva, Inc.(NON)	354,898	4,162,954
Intuitive Surgical, Inc.(NON)	19,039	5,734,928
Johnson & Johnson	63,162	10,339,619
McKesson Corp.	22,194	8,083,943
Medtronic PLC	13,878	1,262,204
Merck & Co., Inc.	96,601	11,154,517
Regeneron Pharmaceuticals, Inc.(NON)	3,931	3,151,836
Stryker Corp.	9,547	2,860,759
TerrAscend Corp. (Canada)(NON)	235,652	395,895
Thermo Fisher Scientific, Inc.	15,801	8,767,975
UnitedHealth Group, Inc.	40,621	19,989,188
Zoetis, Inc.	12,378	2,175,805

		147,754,527
Software (6.0%)
Intuit, Inc.	23,818	10,574,001
Microsoft Corp.	207,756	63,835,109
Oracle Corp.	257,937	24,431,793

		98,840,903
Technology services (4.8%)
Alphabet, Inc. Class A(NON)	347,656	37,317,395
Meta Platforms, Inc. Class A(NON)	97,561	23,445,860
Salesforce, Inc.(NON)	93,034	18,455,155

		79,218,410
Transportation (1.4%)
CSX Corp.	93,824	2,874,767
FedEx Corp.	22,545	5,135,300
Southwest Airlines Co.	107,701	3,262,263
Union Pacific Corp.	62,804	12,290,743

		23,563,073
Utilities and power (2.0%)
Ameren Corp.	41,701	3,710,138
Exelon Corp.	159,746	6,779,620
NextEra Energy, Inc.	71,395	5,470,999
NRG Energy, Inc.	391,880	13,390,540
PG&E Corp.(NON)	197,295	3,375,717
Vistra Corp.	41,839	998,279

		33,725,293

Total common stocks (cost $772,959,755)		$1,029,906,325

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$1,287,985	$1,294,543
4.50%, with due dates from 3/20/49 to 10/20/49	362,702	357,719
4.00%, 4/15/43	1,818,112	1,785,789
3.50%, with due dates from 11/15/47 to 4/20/51	9,919,084	9,341,083
3.00%, with due dates from 7/20/46 to 11/20/46	22,440,578	20,800,172
2.00%, 1/20/51	1,738,966	1,446,209

		35,025,515
U.S. Government Agency Mortgage Obligations (5.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	545	569
4.50%, with due dates from 8/1/52 to 2/1/53	2,311,890	2,266,450
4.00%, with due dates from 7/1/42 to 7/1/49	2,620,417	2,548,834
3.50%, with due dates from 12/1/42 to 8/1/52	836,744	783,843
3.00%, with due dates from 3/1/43 to 2/1/47	1,040,976	956,359
2.50%, with due dates from 7/1/50 to 2/1/51	1,383,623	1,212,545
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	660,893	686,401
5.00%, with due dates from 8/1/33 to 10/1/52	1,112,010	1,114,749
4.50%, with due dates from 5/1/48 to 1/1/53	2,382,745	2,359,953
4.00%, with due dates from 9/1/45 to 4/1/49	2,027,847	1,972,256
3.50%, 5/1/56	841,178	786,128
3.50%, with due dates from 5/1/43 to 6/1/52	5,545,663	5,223,225
3.00%, with due dates from 2/1/43 to 8/1/51	22,003,822	20,056,662
3.00%, 12/1/30	847,688	820,038
2.50%, with due dates from 7/1/50 to 7/1/51	42,727,087	37,065,455
2.50%, 2/1/36	1,842,203	1,717,936
2.00%, 10/1/50	9,659,669	8,047,588
2.00%, with due dates from 10/1/27 to 8/1/28	2,192,480	2,077,067
Uniform Mortgage-Backed Securities
4.00%, TBA, 5/1/53	3,000,000	2,867,813
3.50%, TBA, 5/1/53	1,000,000	929,844
3.00%, TBA, 5/1/53	2,000,000	1,797,266

		95,290,981

Total U.S. government and agency mortgage obligations (cost $141,948,324)		$130,316,496

U.S. TREASURY OBLIGATIONS (12.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/49	$3,830,000	$3,356,786
3.00%, 2/15/47	18,620,000	16,227,507
2.75%, 8/15/42(SEG)(SEGSF)	31,400,000	26,837,659
1.875%, 2/15/51	12,090,000	8,273,622
1.25%, 5/15/50	10,760,000	6,272,323
U.S. Treasury Notes
2.75%, 8/15/32	1,610,000	1,523,714
2.75%, 2/15/28	6,260,000	6,045,791
2.25%, 11/15/27	13,420,000	12,685,996
1.75%, 12/31/24	11,900,000	11,424,930
1.625%, 5/15/31	18,490,000	16,207,641
1.625%, 9/30/26	23,100,000	21,600,305
1.625%, 2/15/26	26,380,000	24,877,904
1.50%, 2/15/30	18,070,000	15,945,363
1.375%, 11/15/31	8,390,000	7,133,466
1.125%, 2/28/25	27,490,000	26,038,184

Total U.S. treasury obligations (cost $232,727,156)		$204,451,191

CORPORATE BONDS AND NOTES (14.2%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$985,000	$962,091
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,480,000	1,498,130
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	289,000	281,938
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	657,581
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,344,162
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	74,617
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,401,492
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	344,000	338,497
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,674,590
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,503,713
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	605,285
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	139,927
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	289,387
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,142,835
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	768,839
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,188,345
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	928,000	630,169
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,222,051
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	217,162
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	156,000	181,000

		16,121,811
Capital goods (0.6%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	63,000	61,600
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	1,045,000	917,375
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,167,000	1,060,501
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,405,000	1,306,070
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	310,000	219,793
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	1,848,000	1,795,335
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,541,679
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	145,928
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	380,000	394,935
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	325,000	312,229
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,298,978

		9,054,423
Communication services (1.3%)
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	1,710,000	1,609,182
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	812,221
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	635,801
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,125,377
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	44,001
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	1,634,000	1,315,481
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	904,439
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	118,271
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	274,000	229,916
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	977,502
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	41,224
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,618,000	1,251,183
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	776,299
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	289,000	270,023
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	604,710
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	438,646
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	524,540
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	161,948
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	890,000	803,331
Crown Castle, Inc. sr. unsec. sub. bonds 2.25%, 1/15/31(R)	1,275,000	1,059,430
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,331,996
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	112,443
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	506,000	545,509
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	45,195
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,696,868
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	625,000	626,613
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	713,092
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	480,000	408,667
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,883,825
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	700,000	574,657

		21,642,390
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	418,000	417,269

		417,269
Consumer cyclicals (0.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	939,031
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	803,095
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	630,067
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,542,000	1,004,843
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	579,000	497,200
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	137,000	133,920
Autonation, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 11/15/27	380,000	351,999
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.45%, 4/1/27	630,000	612,516
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,255,000	1,261,769
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	27,000	24,036
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,638,592
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,435,421
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	404,672
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	360,000	333,839
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	191,706
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	457,000	420,826
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,381,491
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	341,308
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	800,000	714,331
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	6,885
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	29,438
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,248,583

		15,405,568
Consumer staples (0.8%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	1,009,000	999,872
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	525,361
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,104,853
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,116,498
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	442,506	478,366
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,706,301
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	583,177
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	858,690
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	740,000	706,438
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	1,662,000	1,721,038
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	300,000	311,436
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	253,000	262,029
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	170,886
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 2.55%, 9/15/26	810,000	755,028
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	215,000	209,903
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,648,249
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	648,000	643,584

		13,801,709
Energy (0.7%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	747,605
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	681,877
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	463,000	466,652
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	808,000	811,597
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	522,000	434,869
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	2,045,000	1,607,586
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	748,306
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	560,000	507,280
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	640,000	638,280
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	890,000	852,593
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,015,000	1,061,157
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	169,509
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	878,079
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	835,000	786,918
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,105,111
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	295,000	299,132

		11,796,551
Financials (5.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	1,793,769
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	915,000	909,388
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,393,126
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	313,707
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	822,703
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	725,000	764,742
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	1,450,000	1,422,981
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,025,810
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,449,417
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	718,674
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	192,976
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,342,980
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,183,932
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	308,113
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	655,000	597,737
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,450,000	2,984,746
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.626%, 9/15/26	275,000	268,947
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	643,171
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	352,778
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,583
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	759,152
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	305,000	216,367
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	536,927
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	384,026
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	794,983
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,024,823
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,210,134
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,073,617
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	216,720
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,055,000	900,706
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,466
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,775,438
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,348,812
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	2,969,520
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	238,760
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	425,760
Cooperatieve Rabobank UA 144A sr. unsec. FRN 1.98%, 12/15/27 (Netherlands)	285,000	254,370
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	765,000	697,500
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	309,596
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	600,000	579,750
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,092,250
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	390,610
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	287,205
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	696,195
Deutsch Bank AG/New York, NY sr. unsec. unsub. FRN 2.222%, 9/18/24 (Germany)	1,315,000	1,288,120
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	895,835
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,301,469
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	942,000	897,089
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,205,022
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	323,818
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	573,000	353,007
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,253,840
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	422,136
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	275,087
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	171,056
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	800,000	822,588
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	252,000	226,952
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	390,000	348,984
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	505,000	414,105
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	207,000	169,093
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	772,427
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,429,449
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,535,000	3,051,746
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	1,470,000	1,483,070
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	705,223
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	383,002
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	522,000	516,882
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,296,009
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	192,947
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,032,308
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	664,000	555,436
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	170,957
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	1,424,217
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	2,004,228
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	97,092
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	490,374
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	303,282
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,413,197
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,019,342
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	2,704,561
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,334,369
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	790,000	798,920
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,855,000	2,642,222
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	402,270
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	178,311
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	318,748
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	1,180,000	826,000
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	406,472
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	298,556
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	714,298
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,572,891
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,388,836
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	760,000	732,936
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	285,000	266,375
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	567,368
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	530,817
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,225,455
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	568,326
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	409,987

		90,283,074
Health care (1.0%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	645,801
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	358,000	371,619
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	726,000	745,662
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	256,865
Becton Dickinson & Co. sr. unsec. notes 2.823%, 5/20/30	820,000	729,129
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,008,000	1,004,300
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	489,570	449,433
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	542,544
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	445,000	465,017
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	675,000	697,049
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	143,516
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	461,308
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	475,235
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	235,000	239,094
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,025,000	1,069,185
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	179,535
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	139,793
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,176,495
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	1,650,000	1,695,229
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	1,450,000	1,377,484
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	1,855,000	1,938,380
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	498,163
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,185,363
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	259,733

		16,745,932
Technology (1.0%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	744,626
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	706,105
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	12,809
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	331,232
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	443,645
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,119,000	1,040,769
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,515,000	1,382,881
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	514,439
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	67,000	82,536
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	856,000	754,397
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	474,000	459,971
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	710,000	709,143
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	881,267
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	435,000	328,429
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,357,163
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,271,761
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,463,000	1,004,977
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	1,038,015
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,138,053
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,226,522
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	555,000	522,938

		15,951,678
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	558,786
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,090,150

		2,648,936
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	857,663
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	330,000	344,820
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	519,853
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	385,000	325,521
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	581,704
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	264,000	230,450
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	657,166
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	222,643
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	468,504
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	267,723
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	572,607
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	409,468
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	1,586,165
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	475,526
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	142,460
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,523,401
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	476,732
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	465,000	482,244
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	752,297
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	330,529
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	183,593
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	215,000	213,430
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	865,000	879,382
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	605,493
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	781,535
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	474,414
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	205,613
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	536,000	538,381
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	459,710
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	1,050,000	954,247
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	585,466
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	408,016
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	507,115
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 6.976%, 5/15/67	1,945,000	1,598,987

		19,622,858

Total corporate bonds and notes (cost $255,557,491)		$233,492,199

MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Benchmark Mortgage Trust Ser. 19-B12, Class A5, 3.116%, 8/15/52	$853,000	$762,791
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	474,789
Ser. 18-B2, Class A4, 4.009%, 3/10/51	1,749,000	1,661,874
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.477%, 12/10/44(WAC)	241,000	206,585
FRB Ser. 14-CR18, Class C, 4.894%, 7/15/47(WAC)	2,392,000	2,255,271
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	920,029
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.72%, 11/25/28 (Bermuda)	261,538	262,266
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.77%, 8/25/28	229,166	246,923
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.27%, 7/25/29	48,124	48,073
REMICs Ser. 01-79, Class BI, IO, 0.248%, 3/25/45(WAC)	261,471	1,464
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.129%, 5/15/45(WAC)	662,545	613,291
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	3,360,000	3,186,723
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	2,264,000	2,185,504
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	506,877	468,862
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	20

Total mortgage-backed securities (cost $15,787,686)		$13,294,484

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$269,417
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	450,380
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	281,335

Total municipal bonds and notes (cost $841,024)		$1,001,132

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Barclays Bank PLC
Becton, Dickinson and Co. (Call)	Jan-24/$290.00	$4,635,997	$17,540	$161,811

Total purchased options outstanding (cost $110,502)				$161,811

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.06%(AFF)	22,854,144	$22,854,144
Putnam Short Term Investment Fund Class P 4.98%(AFF)	38,451,890	38,451,890

Total short-term investments (cost $61,306,034)		$61,306,034
TOTAL INVESTMENTS

Total investments (cost $1,481,237,972)		$1,673,929,672

	FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $67,834,960) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/21/23	$5,330,081	$5,074,331	$(255,750)
		Canadian Dollar	Sell	7/19/23	3,023,953	3,050,689	26,736
	Barclays Bank PLC
		British Pound	Sell	6/21/23	7,773,706	7,401,365	(372,341)
		Canadian Dollar	Sell	7/19/23	1,915,409	1,932,660	17,251
		Euro	Sell	6/21/23	3,833,959	3,702,506	(131,453)
	Citibank, N.A.
		Canadian Dollar	Sell	7/19/23	5,693,817	5,744,286	50,469
	Goldman Sachs International
		Canadian Dollar	Sell	7/19/23	3,029,867	3,056,592	26,725
		Euro	Sell	6/21/23	3,990,756	3,852,880	(137,876)
		Swedish Krona	Buy	6/21/23	2,827,696	2,774,639	53,057
	HSBC Bank USA, National Association
		British Pound	Buy	6/21/23	2,383,742	2,325,726	58,016
		Danish Krone	Sell	6/21/23	2,824,424	2,735,162	(89,262)
		Hong Kong Dollar	Sell	5/17/23	2,582,913	2,595,890	12,977
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/21/23	1,582,368	1,556,876	(25,492)
		Singapore Dollar	Sell	5/17/23	2,372,361	2,411,605	39,244
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Sell	7/19/23	118,498	143,717	25,219
		Swedish Krona	Sell	6/21/23	2,817,578	2,788,870	(28,708)
	State Street Bank and Trust Co.
		British Pound	Sell	6/21/23	1,582,368	1,556,576	(25,792)
		Canadian Dollar	Sell	7/19/23	127,517	128,629	1,112
		Hong Kong Dollar	Sell	5/17/23	2,455,136	2,467,099	11,963
	Toronto-Dominion Bank
		British Pound	Sell	6/21/23	2,564,523	2,441,340	(123,183)
	UBS AG
		Canadian Dollar	Sell	7/19/23	2,936,355	2,962,449	26,094
		Euro	Sell	6/21/23	1,899,908	1,834,445	(65,463)
	WestPac Banking Corp.
		British Pound	Sell	6/21/23	5,564,455	5,296,628	(267,827)

	Unrealized appreciation						348,863

	Unrealized (depreciation)						(1,523,147)

	Total						$(1,174,284)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	33	$6,879,642	$6,911,025	Jun-23	$132,441

Unrealized appreciation					132,441

Unrealized (depreciation)					—

Total					$132,441

WRITTEN OPTIONS OUTSTANDING at 4/30/23 (premiums $67,529) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Barclays Bank PLC
Becton, Dickinson and Co. (Call)	Jan-24/$300.00	$4,635,997	$17,540	$113,556

Total				$113,556

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
REMICs	Real Estate Mortgage Investment Conduits
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,646,225,556.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$17,251,575	$119,610,341	$114,007,772	$418,536	$22,854,144
	Putnam Short Term Investment Fund**	33,250,005	202,668,645	197,466,760	1,329,394	38,451,890

	Total Short-term investments	$50,501,580	$322,278,986	$311,474,532	$1,747,930	$61,306,034
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $22,854,144 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $22,205,438.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $512,798.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,004,946.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,190,250 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,004,946 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,088,253	$1,386,703	$—
Capital goods	55,577,768	—	—
Communication services	21,229,411	—	—
Conglomerates	1,958,913	—	—
Consumer cyclicals	167,027,863	—	—
Consumer staples	76,892,211	—	—
Energy	44,933,653	11,619,270	—
Financials	93,980,672	21,107,007	—
Health care	147,754,527	—	—
Technology	295,061,708	—	—
Transportation	23,563,073	—	—
Utilities and power	33,725,293	—	—

Total common stocks	995,793,345	34,112,980	—
Corporate bonds and notes	—	233,492,199	—
Mortgage-backed securities	—	13,294,484	—
Municipal bonds and notes	—	1,001,132	—
Purchased options outstanding	—	161,811	—
U.S. government and agency mortgage obligations	—	130,316,496	—
U.S. treasury obligations	—	204,451,191	—
Short-term investments	—	61,306,034	—

Totals by level	$995,793,345	$678,136,327	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,174,284)	$—
Futures contracts	132,441	—	—
Written options outstanding	—	(113,556)	—

Totals by level	$132,441	$(1,287,840)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)	$5,000
Futures contracts (number of contracts)	30
Forward currency contracts (contract amount)	$66,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com